Employee compensation and benefits - Movement on HSBC share awards (Details) - Conditional share awards shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding at 1 Jan (in shares)	126,246	109,364
Additions during the year (in shares)	72,289	90,190
Released in the year (in shares)	(70,054)	(67,718)
Forfeited in the year (in shares)	(3,458)	(5,590)
Share awards outstanding at 31 Dec (in shares)	125,023	126,246
Weighted average fair value of awards granted (in dollars per share) | $ / shares	$ 5.84	$ 5.60